Redeemable Non-Controlling Interests / Redeemable Preferred Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 17, 2014	Dec. 10, 2014	Jun. 03, 2011
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests	$ 170,716
Preferred obligation					490,766
5.535% Convertible Senior Notes due 2016
Redeemable Noncontrolling Interest [Line Items]
Convertible Senior Notes, interest rate		5.535%	5.535%
Convertible Senior Notes, maturity year		2016	2016
Aggregate principal amount of Convertible Senior Notes				358,743
Series A Redeemable Convertible Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Series A redeemable convertible preferred shares issued						240,000,000
Aggregate issuance price of series A redeemable convertible preferred stock that Strategic Investors have agreed to subscribe						240,000
Series A Redeemable Convertible Preferred Stock | 5.535% Convertible Senior Notes due 2016
Redeemable Noncontrolling Interest [Line Items]
Convertible Senior Notes, interest rate				5.535%
Convertible Senior Notes, maturity year				2016
Aggregate principal amount of Convertible Senior Notes				358,743
Series A Redeemable Convertible Preferred Stock | Common Stock
Redeemable Noncontrolling Interest [Line Items]
Shares issued to the holders of Preferred Shares				21,651,808
LDKSCT
Redeemable Noncontrolling Interest [Line Items]
Percentage of preferred shares to the aggregate issued and outstanding share capital of LDK SCT	18.46%
Percentage of aggregate issued and outstanding share capital of LDK SCT remaining	81.54%
Initial conversion ratio	1
Percentage of subscription price used to calculate redemption price	100.00%
Internal rate of return	23.00%
Annual dividend to strategic investors			15,000
LDKSCT | Minimum
Redeemable Noncontrolling Interest [Line Items]
Annual dividend to strategic investors	$ 15,000
JXLDK
Redeemable Noncontrolling Interest [Line Items]
Percentage of equity interests pledged to China Development Bank Capital Corporation Ltd	15.00%
JXLDK | 5.535% Convertible Senior Notes due 2016
Redeemable Noncontrolling Interest [Line Items]
Percentage of equity interests pledged to China Development Bank Capital Corporation Ltd		24.00%